INVENTORY	3 Months Ended
Mar. 31, 2019
Classes of current inventories [abstract]
INVENTORY
7.	INVENTORY

The Company’s inventory is comprised of:

	March 31	December 31
	2019	2018
	$	$
Dried cannabis	7,429,076	5,778,176
Cannabis oils	1,873,071	337,314
Goods for resale	169,821	1,498
Supplies and consumables	521,160	655,537
	9,993,128	6,772,525

Inventory expensed and included in cost of sales during the period ended March 31, 2019 was $2,704,521 (December 31, 2018 – $3,575,132). The fair value change in biological assets included in cost of goods sold during the period ended March 31, 2019 was $718,431 December 31, 2018 – $158,676).